Expense Example	Nov. 01, 2026 USD ($)
ADVISORSHARES DORSEY WRIGHT ADR ETF | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,336
ADVISORSHARES Dorsey Wright FSM US CORE ETF | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
ADVISORSHARES DORSEY WRIGHT SHORT ETF | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	356
Expense Example, with Redemption, 3 Years	1,189
Expense Example, with Redemption, 5 Years	2,039
Expense Example, with Redemption, 10 Years	4,232
ADVISORSHARES FOCUSED EQUITY ETF | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	954
ADVISORSHARES GERBER KAWASAKI ETF | AdvisorShares Gerber Kawasaki ETF | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,490
ADVISORSHARES HVAC AND INDUSTRIALS ETF | AdvisorShares HVAC and Industrials ETF | AdvisorShares HVAC and Industrials ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	2,304
ADVISORSHARES INSIDER ADVANTAGE ETF | AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,194
ADVISORSHARES MSOS DAILY LEVERAGED ETF | AdvisorShares MSOS Daily Leveraged ETF | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,434
ADVISORSHARES PSYCHEDELICS ETF | AdvisorShares Psychedelics ETF | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,521
ADVISORSHARES PURE CANNABIS ETF | AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	759
Expense Example, with Redemption, 10 Years	1,705
ADVISORSHARES PURE US CANNABIS ETF | AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	927
ADVISORSHARES RISK OPTIMIZED ETF | AdvisorShares Risk Optimized ETF | AdvisorShares Risk Optimized ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	997
Expense Example, with Redemption, 10 Years	2,172
ADVISORSHARES ACTIVE BEAR ETF | AdvisorShares Active Bear ETF | AdvisorShares Active Bear ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	344
Expense Example, with Redemption, 3 Years	1,048
Expense Example, with Redemption, 5 Years	1,775
Expense Example, with Redemption, 10 Years	3,695
ADVISORSHARES STAR GLOBAL BUY-WRITE ETF | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	$ 1,489